Summary of Significant Accounting Policies	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Significant Accounting Policies
1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The principal accounting policies adopted in the preparation of the condensed consolidated interim financial statements are set out below. These policies have been consistently applied to all the periods presented, unless otherwise stated.
Basis of preparation
The accompanying condensed consolidated interim financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).
For the purpose of these condensed consolidated interim financial statements, intercompany accounts, transactions, and profits are eliminated in consolidation.
The interim financial data as of December 31, 2022 and for the six months ended December 31, 2021 is unaudited. In the opinion of management, the interim financial data includes all adjustments, consisting only of normal recurring adjustments, necessary to a fair statement and presentation of the results for the interim periods.
The results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. Reference should be made to the financial statements contained in our Annual Report on Form
20-F
for the year ended June 30, 2022.
We present our condensed consolidated interim
financial statements on the basis of our fiscal year ending June 30. All references to years in these condensed consolidated interim financial statements refer to the ending or ended on June 30 of that year. The year-end
condensed balance sheet data was derived from audited financial statements but does not include all disclosures required by accounting principles generally accepted in the United States of America.
Description of Business and General information
On May 25, 2021, Tritium DCFC Limited (“Tritium DCFC”) entered into a Business Combination agreement (the “Business Combination Agreement” or “BCA”) with Tritium Holdings Pty Ltd (“Tritium Holdings”) and Decarbonization Plus Acquisition Corporation II (“DCRN”). On January 13, 2022 (the “Closing Date”), the BCA was consummated and Tritium Holdings and DCRN became wholly owned subsidiaries of Tritium DCFC (the “Business Combination”).
Principles of consolidation
The Business Combination has been accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States. Under this method of accounting, Tritium DCFC and DCRN have been treated as the “acquired” companies for financial reporting purposes. For accounting purposes, Tritium Holdings has been deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Tritium Holdings (i.e., a capital transaction involving the issuance of shares by Tritium Holdings for the net assets of DCRN, accompanied by a recapitalization of Tritium Holdings). Consequently, Tritium Holdings has been deemed the accounting predecessor, meaning that Tritium Holdings’ consolidated assets, liabilities and results of operations have become the historical financial statements of the Group.
Additional details related to the accounting for the BCA have been disclosed in the consolidated financial statements of Tritium DCFC Limited for the year ended June 30, 2022.
Subsidiaries
Subsidiaries are all entities (including structured entities) over which the Company (being the parent entity of the Tritium DCFC Group) has control. All subsidiaries except for DCRN have a reporting year end of June 30. DCRN has a reporting year end of December 31. We present our consolidated financial statements on the basis of our fiscal year ending June 30. All references to years in these consolidated financial statements refer to the fiscal year ending or ended on June 30 of that year.
Presentation
The condensed consolidated financial statements are presented in United States dollars which is the Group’s reporting currency. All amounts disclosed in the condensed consolidated financial statements relate to the Group unless otherwise stated. The condensed consolidated financial statements have been prepared on the historical cost basis, except for derivative financial instruments, warrants and share-based compensation that have been measured at fair value.
Going concern basis
In the opinion of management, these unaudited condensed consolidated interim financial statements reflect a fair statement of our results of operations and financial condition for the periods, and at the dates, presented.
The results for interim periods are not necessarily indicative of results that may be expected for any other interim period or for the full year. Reference should be made to the financial statements for the year ended June 30, 2022.

The
 Group incurred
an operating loss after income tax of $56.3 million (December 31, 2021: $68.1m) and operating cash outflows of $78.7 million
(December 31, 2021
: $23.9m) for the half year ended December 31, 2022. As at December 31, 2022 the Group had a total shareholders’ deficit of $87.2 million (
June 30, 2022
: $40.5m).
The Board approved cashflow forecasts for the Group indicate that the Group will continue to incur operating cash outflows for at least 12 months from the date of this report to fund its expansion strategy. In addition, as detailed in Note 10, the Group has external borrowing facilities that require the Group to maintain minimum liquidity reserve levels throughout the terms of arrangement. While management has been successful in securing a level of additional funding, it is likely that additional working capital will be required to fund operating cashflows. The Group is currently assessing funding options from various sources. The above events and conditions raise substantial doubt about the Group’s ability to continue as a going concern and therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. In determining the Group’s ability to continue as a going concern, management has considered the following:

•
Demand for goods: The demand for products provided by the Group has increased significantly over the past 24 months and is forecast to continue. The Group had a sales backlog of $159 million as at balance sheet date, which is expected to result in a significant increase in revenue for the calendar year ended December 31, 2023. The Group has invested heavily in its inventory balance to fulfil these sales orders, supporting an accelerated production ramp.

•
Path to profitability: The Group’s scale in 2023 through the investments already made is expected to enable improved gross margins for its products and the ability for it to fund its own working capital requirements in future periods. The group is expecting to turn EBITDA positive during the first half of calendar year 2024.

•
Support from lenders and shareholders: The Group has demonstrated an ability to raise capital over a long period of time, stretching back to 2012, to fund R&D and operational expansion through loss making periods. St Baker group, Tritium’s largest shareholder, has injected debt and equity on more than 10 separate occasions since 2013. During the current period, the Group was successful in raising $180 million through three debt facilities. This has demonstrated the Group’s continued relationships with debt lenders to provide the necessary capital to support increased production and cash flow requirements over the next 12 months.

•
Customer wins: The Group continues to solidify its position as the #2 supplier of DC fast chargers in ANZ, US and Europe, and is expecting a significant increase in revenue this year based on strong sales backlog. With the investment in the Tennessee factory already made, Tritium is well-positioned to benefit from demand for Buy America-compliant EV fast chargers, driven by funding from the National Electric Vehicle Infrastructure (“NEVI”) Formula Program and the Inflation Reduction Act.

•	Regulatory or operational framework: No major changes to the Group’s operational framework, including supplier management, customer mix, the Group’s workforce, are expected for the foreseeable future.
In considering the circumstances above, the Directors believe the Group will be successful in the above matters as the Group and its ultimate parent have a strong history of being able to raise capital from debt and equity sources and accordingly, that the going concern basis of preparation is appropriate.
Should the Group be unable to continue as a going concern, it may be required to realise its assets and extinguish its liabilities other than in the ordinary course of business, and at amounts that differ from those stated in the financial statements. These condensed consolidated interim financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts or classification of liabilities and appropriate disclosures that may be necessary should the Group be unable to continue as a going concern.
Recently adopted accounting standards
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended June 30,
2022 and the adoption of new and amended accounting standards did not have a material impact on the Group’s interim condensed consolidated financial statements.
In May 2021, the FASB issued Accounting Standards Update (“ASU
2021-04”)
“Earnings Per Share (Topic 260)” and is effective for fiscal years beginning after December 15, 2021. This amendment provides that for an entity that presents earnings per share (EPS) in accordance with Topic 260, the effects of a modification or an exchange of a freestanding equity-classified written call option that is recognised as a dividend should be an adjustment to net income (or net loss) in the basic EPS calculation. The adoption of this standard did not have any impact on the Group’s condensed consolidated financial statements.
In October 2021, the FASB issued Accounting Standards Update (“ASU
2021-08”)
“Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers” and is effective for fiscal years beginning after December 15, 2022. This amendment requires that an entity (acquirer) recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The adoption of this standard did not have any impact on the Group’s condensed consolidated financial statements.

Recently issued accounting standards
In August, 2020, the FASB issued Accounting Standards Update (“ASU
2020-06”)
“Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)”.
The amendments are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. The amendments in this update affect entities that issue convertible instruments and/or contracts indexed to and potentially settled in an entity’s own equity. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares, impact the diluted EPS computation. The Group expects to apply the exemption available under Section 7(a)(2)(B) of the Securities Act and adopt ASU
2020-06
for fiscal years beginning after December 15, 2023.
In November 2021, the FASB issued ASU
No. 2021-10,
“Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance,” which requires entities to disclose annually its transactions with a government accounted for by applying a grant or contribution accounting model by analogy. The disclosure requirement includes information about the nature of the transactions and the related accounting policy used to account for the transactions, the line items on the balance sheet and income statement that are affected by the transactions, and the amounts applicable to each financial statement line, and significant terms and conditions of the transactions, including commitments and contingencies. The guidance will be effective for annual reporting periods beginning after December 15, 2021. Early application is permitted. This guidance is not applicable to the Company as it has not received any government assistance during the six months ended December 31, 2022.
Use of estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Significant items subject to such estimates and assumptions include but are not limited to: determining the lease term of contracts with renewal and termination options, discount rates, share-based compensation, estimation of the fair value of derivatives and warrants, estimation of useful lives of assets, impairment of assets, taxes, employee benefits provisions and warranty provision. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates due to risks and uncertainties and may be material.
Revenue recognition
Bill and hold transactions
In certain circumstances, the Group’s customers may request the Group store products on the customer’s behalf until the customer is ready to collect or have the goods delivered to their specified location. This may arise if customers are not ready to take delivery as a result, generally, of delays in their site construction and rollout or obtaining necessary customs clearances. In these situations, we have concluded that the transfer of control of these products to the customer occurs when the finished products are ready for delivery to the customer. In assessing the transfer of control in these
“bill-and-hold”
arrangements, we assess whether the Group has:

•	billed the customers in full;

•	made the products available for the customer, end of line testing of the product is completed and notification made of the completion of manufacture;

•	identified the product physically and systematically as belonging to a specific customer and segregated in our warehouse; and

•	the Group does not have the ability to direct the product to a different customer.
In assessing
bill-and-hold
arrangements, the Group is required to make a judgement on whether there is commercial substance to the customer’s request and that the customer agrees that control has passed and the Group has the right to bill the customer.